VGOF-P34 09/24

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON PARTNERS INVESTMENT TRUST

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED SEPTEMBER 26, 2024

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A (each a “Fund” and collectively, the “Funds”)

I.	The following sentences are added to the end of the section titled “Management — Portfolio managers” in each Fund’s Summary Prospectus and Prospectus:

Effective December 31, 2024, Peter Vanderlee will step down as portfolio manager to the fund. Mr. Vanderlee will continue to serve as portfolio manager for other Franklin Templeton funds.

II.	The following sentences are added to the end of the section titled “More on fund management — Portfolio managers” in each Fund’s Prospectus:

Effective December 31, 2024, Peter Vanderlee will step down as portfolio manager to the fund. Mr. Vanderlee will continue to serve as portfolio manager for other Franklin Templeton funds.

III.

The following footnote is added to all references to Peter Vanderlee with respect to each Fund in the sections of each Fund’s SAI titled “Portfolio Managers — Other Accounts Managed by the Portfolio Managers” and “Portfolio Managers — Portfolio Managers Securities Ownership”:

*	Effective December 31, 2024, Peter Vanderlee will step down as portfolio manager to the Fund. Mr. Vanderlee will continue to serve as portfolio manager for other Franklin Templeton funds.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON ETF INVESTMENT TRUST

ClearBridge Dividend Strategy ESG ETF	August 1, 2024

LEGG MASON PARTNERS INVESTMENT TRUST

ClearBridge Dividend Strategy Fund	May 1, 2024

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Dividend Strategy Portfolio	May 1, 2024

Please retain this supplement for future reference.

2